INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 14,214
Cost at end of year	13,524	$ 14,214
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	15,785	13,233
Acquisitions through business combinations, intangible assets and goodwill	72	3,734
Additions, net of disposals	71	67
Assets reclassified as held for sale	(816)	0
Assets held by subsidiaries disposed during the period	0	(957)
Non-cash additions	68	271
Foreign currency translation	15	(563)
Cost at end of year	$ 15,195	$ 15,785